15. EQUITY (Details 2) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Number of Warrants	112,357,050
Weighted Average Remaining Life (years)	4 years 9 months
Weighted Average Exercise Price		$ 0.131
Shares Exercisable	112,357,050
0.100 [Member]
Number of Warrants	6,080,000
Weighted Average Remaining Life (years)	4 years 4 months 13 days
Weighted Average Exercise Price	$ 0.1
Shares Exercisable	6,080,000
0.150 [Member]
Number of Warrants	52,300,000
Weighted Average Remaining Life (years)	4 years 10 months 17 days
Weighted Average Exercise Price	$ 0.15
Shares Exercisable	52,300,000
0.200 [Member]
Number of Warrants	52,300,000
Weighted Average Remaining Life (years)	4 years 10 months 17 days
Weighted Average Exercise Price	$ 0.2
Shares Exercisable	52,300,000
0.20-0.29 [Member]
Number of Warrants	1,059,073
Weighted Average Remaining Life (years)	7 months 13 days
Shares Exercisable	1,059,073
0.20-0.29 [Member] | Minimum [Member]
Weighted Average Exercise Price	$ 0.20
0.20-0.29 [Member] | Maximum [Member]
Weighted Average Exercise Price	$ 0.29
0.30-0.39 [Member]
Number of Warrants	117,977
Weighted Average Remaining Life (years)	9 months 18 days
Shares Exercisable	117,977
0.30-0.39 [Member] | Minimum [Member]
Weighted Average Exercise Price	$ 0.30
0.30-0.39 [Member] | Maximum [Member]
Weighted Average Exercise Price	$ 0.39
0.40-0.49 [Member]
Number of Warrants	500,000
Weighted Average Remaining Life (years)	7 months 17 days
Shares Exercisable	500,000
0.40-0.49 [Member] | Minimum [Member]
Weighted Average Exercise Price	$ 0.40
0.40-0.49 [Member] | Maximum [Member]
Weighted Average Exercise Price	$ 0.49